Income taxes - Current income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Current year tax (expense) benefit	€ (150)	€ (211)	€ (111)
Prior year tax (expense) benefit	9	10	14
Current tax (expense) benefit	€ (140)	€ (201)	€ (97)